Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	37 Months Ended
		May 31, 2024	May 31, 2024		Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	Apr. 23, 2021
Capital Group Central Corporate Bond Fund (Class M)
Account Value [Line Items]
Line Graph and Table Measure Name		Capital Group Central Corporate Bond Fund — Class M
Account Value		$ 9,213	$ 9,213		$ 8,937	$ 8,881	$ 8,647	$ 8,991	$ 10,169	$ 10,000
Average Annual Return, Percent	[1]	3.74%	(2.61%)	[2]
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 9,112	$ 9,112		$ 8,922	$ 8,994	$ 8,818	$ 9,191	$ 10,117	$ 10,000
Average Annual Return, Percent	[3]	1.31%	(2.95%)	[2]

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class M shares were first offered on April 23, 2021.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.